UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330
         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL October 19, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     80

Form13F Information Table Value Total: $    160,781,796.88

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
3M Co.	                              Common Stock	88579Y101   4,143,359.85	57,715	      SOLE	    NONE      SOLE
ABB Ltd Sp ADR	                      Common Stock	000375204     371,917.00	21,775	      SOLE	    NONE      SOLE
Allianz SE Sp ADR  	              Common Stock	018805101     173,583.90	18,585	      SOLE	    NONE      SOLE
Allstate Corp.	                      Common Stock	020002101   1,782,198.70	75,230	      SOLE	    NONE      SOLE
Altria Group, Inc.	              Common Stock	02209S103   6,601,158.20       246,220	      SOLE	    NONE      SOLE
American Electric	              Common Stock	025537101   4,248,164.70       111,735	      SOLE	    NONE      SOLE
Amgen Inc.	                      Common Stock	031162100   3,865,611.60	70,335	      SOLE	    NONE      SOLE
Aon Corp.	                      Common Stock	037389103   3,618,046.30	86,185	      SOLE	    NONE      SOLE
Apache Corp.	                      Common Stock	037411105   3,351,624.80	41,770	      SOLE	    NONE      SOLE
AstraZeneca PLC Sp ADR	              Common Stock	046353108     445,818.00	10,050	      SOLE	    NONE      SOLE
AT&T Inc	                      Common Stock	00206R102   2,593,295.08	90,929	      SOLE	    NONE      SOLE
Australia & New Zealand Banking Group Common Stock	052528304      18,117.78	   955	      SOLE	    NONE      SOLE
Autozone, Inc.	                      Common Stock	053332102   3,413,736.10	10,695	      SOLE	    NONE      SOLE
Banco Santander SA ADR	              Common Stock	05964H105      79,596.00	 9,900	      SOLE	    NONE      SOLE
Bristol Myers Squibb Co.	      Common Stock	110122108   6,309,419.70       201,065	      SOLE	    NONE      SOLE
BT Group PLC ADR	              Common Stock	05577E101     429,170.40	16,110	      SOLE	    NONE      SOLE
CDN Imperial Bank Of Commerce	      Common Stock	136069101     410,541.60	 5,880	      SOLE	    NONE      SOLE
Chevron Corp.	                      Common Stock	166764100   6,023,905.40	65,060	      SOLE	    NONE      SOLE
Credit Suisse Group Sp ADR	      Common Stock	225401108     178,432.00	 6,800	      SOLE	    NONE      SOLE
CVS Caremark	                      Common Stock	126650100   4,910,690.05       146,195	      SOLE	    NONE      SOLE
Diageo PLC Sp ADR	              Common Stock	25243Q205     542,519.85	 7,145	      SOLE	    NONE      SOLE
Dr Pepper Snapple Group Inc	      Common Stock	26138E109      15,899.80	   410	      SOLE	    NONE      SOLE
ENI SPA Sp ADR	                      Common Stock	26874R108     251,530.80	 7,160	      SOLE	    NONE      SOLE
Etablissements Delhaize Freres Sp ADR Common Stock	29759W101     379,275.60	 6,490	      SOLE	    NONE      SOLE
Exxon Mobil Corp	              Common Stock	30231G102   5,411,774.02	74,512	      SOLE	    NONE      SOLE
Fomento Economico Mexicano SAB Sp ADR Common Stock	344419106     643,014.40	 9,920	      SOLE	    NONE      SOLE
General Dynamics Corp.	              Common Stock	369550108   3,282,553.00	57,700	      SOLE	    NONE      SOLE
General Mills	                      Common Stock	370334104   2,324,796.00	60,400	      SOLE	    NONE      SOLE
GlaxoSmithKline PLC Sp ADR	      Common Stock	37733W105      44,180.30	 1,070	      SOLE	    NONE      SOLE
Gold Fields Ltd Sp ADR	              Common Stock	38059T106      24,512.00	 1,600	      SOLE	    NONE      SOLE
Hewlett-Pakcard Co.	              Common Stock	428236103   2,347,776.10       104,578	      SOLE	    NONE      SOLE
Honeywell International Inc	      Common Stock	438516106   4,126,310.52	93,972	      SOLE	    NONE      SOLE
HSBC Holdings PLC Sp ADR	      Common Stock	404280406     240,412.80	 6,320	      SOLE	    NONE      SOLE
Ibm	                              Common Stock	459200101   3,890,857.50	22,250	      SOLE	    NONE      SOLE
Imperial Tobacco Group PLC Sp ADR     Common Stock	453142101     593,835.00	 9,510	      SOLE	    NONE      SOLE
Johnson & Johnson	              Common Stock	478160104   4,592,685.90	72,110	      SOLE	    NONE      SOLE
Kimberly Clark Corp.	              Common Stock	494368103   4,748,438.70	66,870	      SOLE	    NONE      SOLE
Kraft Foods, Inc.	              Common Stock	50075N104   5,324,545.53       158,563	      SOLE	    NONE      SOLE
Kroger Co.	                      Common Stock	501044101   4,149,891.00       188,975	      SOLE	    NONE      SOLE
Lilly, Eli & Co.	              Common Stock	532457108   2,908,245.05	78,665	      SOLE	    NONE      SOLE
Marathon Oil Corp	              Common Stock	565849106     203,283.60	 9,420	      SOLE	    NONE      SOLE
Merck & Co. Inc.	              Common Stock	58933Y105   3,118,010.40	95,352	      SOLE	    NONE      SOLE
Michelin Compagnie Generale de ADR    Common Stock	59410T106     357,123.80        32,270	      SOLE	    NONE      SOLE
Microsoft Corp.	                      Common Stock	594918104   5,568,515.25       223,725	      SOLE	    NONE      SOLE
Molson Coors	                      Common Stock	60871R209   2,866,773.75        72,375	      SOLE	    NONE      SOLE
Mosaic Company	                      Common Stock	61945C103   1,741,618.05        35,565	      SOLE	    NONE      SOLE
National Grid PLC Sp ADR	      Common Stock	636274300     470,704.00	 9,490	      SOLE	    NONE      SOLE
Newmont Mining Corp.	              Common Stock	651639106   2,899,791.75        46,065	      SOLE	    NONE      SOLE
Nippon Teleg & Tel Corp Sp ADR	      Common Stock	654624105     507,261.00        21,180	      SOLE	    NONE      SOLE
Nokia Corp Sp ADR	              Common Stock	654902204     163,489.10        28,885	      SOLE	    NONE      SOLE
Novartis AG Sp ADR	              Common Stock	66987V109     512,247.45	 9,185	      SOLE	    NONE      SOLE
Oracle corp.	                      Common Stock	68389X105   2,264,826.96        78,804	      SOLE	    NONE      SOLE
Panasonic Corp ADR	              Common Stock	69832A205     292,264.00        30,700	      SOLE	    NONE      SOLE
Pfizer, Inc.	                      Common Stock	717081103   3,266,097.12       184,734	      SOLE	    NONE      SOLE
PG & E Corp.	                      Common Stock	69331C108   1,725,840.00        40,800	      SOLE	    NONE      SOLE
POSCO Sp ADR	                      Common Stock	693483109     125,416.50	 1,650	      SOLE	    NONE      SOLE
Public Service Enterprise Group	      Common Stock	744573106     259,118.05	 7,765	      SOLE	    NONE      SOLE
Ralcorp Holdings Inc.	              Common Stock	751028101   2,025,144.00        26,400	      SOLE	    NONE      SOLE
Research In Motion Ltd	              Common Stock	760975102     180,061.00	 8,870	      SOLE	    NONE      SOLE
Royal Dutch Shell PLC Sp ADR A	      Common Stock	780259206     318,058.40	 5,170	      SOLE	    NONE      SOLE
Sap AG Sp ADR	                      Common Stock	803054204     388,255.40	 7,670	      SOLE	    NONE      SOLE
Sempra Energy	                      Common Stock	816851109   1,850,910.00	35,940	      SOLE	    NONE      SOLE
Siemens AG Sp ADR	              Common Stock	826197501     353,772.60	 3,940	      SOLE	    NONE      SOLE
Sony Corp ADR	                      Common Stock	835699307     335,730.00	17,670	      SOLE	    NONE      SOLE
StatoilHydro ASA Sp ADR	              Common Stock	85771P102     216,577.50	10,050	      SOLE	    NONE      SOLE
Symantec Corp	                      Common Stock	871503108   2,478,659.50       152,065	      SOLE	    NONE      SOLE
Target Corp.	                      Common Stock	87612E106   3,674,223.92	74,923	      SOLE	    NONE      SOLE
Teco Energy Inc.	              Common Stock	872375100   1,377,252.00	80,400	      SOLE	    NONE      SOLE
Telefonica SA Sp ADR	              Common Stock	879382208      17,208.00	   900	      SOLE	    NONE      SOLE
Teva Pharmaceutical Industries Ltd ADRCommon Stock	881624209     339,446.40	 9,120	      SOLE	    NONE      SOLE
Toronto Dominion Bank Ont	      Common Stock	891160509     281,671.50	 3,970	      SOLE	    NONE      SOLE
Total SA Sp ADR	                      Common Stock	89151E109     218,033.90	 4,970	      SOLE	    NONE      SOLE
Travelers Companies, Inc.	      Common Stock	89417E109   5,026,596.96       103,152	      SOLE	    NONE      SOLE
Unilever PLC Sp ADR	              Common Stock	904767704     559,548.60	17,940	      SOLE	    NONE      SOLE
United Healthcare Corp.	              Common Stock	91324P102   4,856,758.84       105,307	      SOLE	    NONE      SOLE
Us Bancorp	                      Common Stock	902973304   3,356,588.54       142,591	      SOLE	    NONE      SOLE
V.F. Corp.	                      Common Stock	918204108   2,795,567.60	23,005	      SOLE	    NONE      SOLE
Vodafone Group PLC New Sp ADR	      Common Stock	92857W209     403,375.20	15,720	      SOLE	    NONE      SOLE
Wal-Mart Stores, Inc.	              Common Stock	931142103   4,532,427.00	87,330	      SOLE	    NONE      SOLE
Williams Cos Inc	              Common Stock	969457100      42,108.20	 1,730	      SOLE	    NONE      SOLE







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